Income Taxes - Reconciliation of the Statutory Federal Income Tax Rate to the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the statutory federal income tax rate to the effective tax rate
Statutory federal income tax rate	21.00%	35.00%	35.00%
Effect of:
State and local income taxes	3.20%	2.10%	2.30%
Investment vehicles	(1.20%)	(1.40%)	(1.50%)
Domestic production activities		(3.10%)	(2.90%)
Employee share-based payments	(3.20%)	(5.90%)	(2.80%)
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Percent	(1.30%)	(0.90%)	(0.20%)
Effective Income Tax Rate Reconciliation, Amended Returns And Refunds, Percent	(1.60%)	(0.90%)
Other - net	(0.30%)	(0.40%)	(0.90%)
Pre-adjusted effective tax rate	16.60%	24.50%	29.00%
Effect of:
Tax Act	1.90%	(40.80%)
Subsidiary mergers		(4.20%)
Post-adjusted effective tax rate	18.50%	(20.50%)	29.00%